Schedule of Investments (unaudited)	iShares® International Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
ALS Ltd.	96,693	$808,452
ANZ Group Holdings Ltd.	70,776	1,277,077
Aristocrat Leisure Ltd.	39,173	999,695
ASX Ltd.	24,313	993,189
Aurizon Holdings Ltd.	1,543,614	3,791,503
BHP Group Ltd.	304,737	8,357,751
BlueScope Steel Ltd.	148,867	2,172,776
Brambles Ltd.	289,795	2,726,289
Coles Group Ltd.	68,322	712,545
Commonwealth Bank of Australia	33,124	2,426,980
CSL Ltd.	3,535	628,085
CSR Ltd.	244,309	1,393,486
Fortescue Ltd.	229,546	3,804,597
JB Hi-Fi Ltd.	114,081	4,451,679
Lottery Corp. Ltd. (The)	876,540	2,734,359
Macquarie Group Ltd.	33,440	4,004,056
Metcash Ltd.	786,897	1,995,480
Mineral Resources Ltd.	27,052	1,227,141
New Hope Corp. Ltd.	528,944	1,538,708
Orora Ltd.	626,814	878,601
Pro Medicus Ltd.	15,727	1,123,617
Rio Tinto Ltd.	73,200	6,092,021
South32 Ltd.	1,622,310	3,701,269
Stockland	796,379	2,256,234
Telix Pharmaceuticals Ltd.(a)	106,774	1,024,716
Telstra Group Ltd.	1,208,323	2,854,799
Wesfarmers Ltd.	51,068	2,187,714
Whitehaven Coal Ltd.	867,762	4,292,372
Woodside Energy Group Ltd.	5,410	96,931
Woolworths Group Ltd.	114,429	2,347,753
Yancoal Australia Ltd., NVS	524,173	1,871,262
		74,771,137
Austria — 0.7%
Andritz AG	25,962	1,417,097
BAWAG Group AG(b)	15,536	927,667
OMV AG	57,490	2,727,981
Verbund AG	12,510	955,653
Wienerberger AG	41,109	1,469,043
		7,497,441
Belgium — 0.7%
Ageas SA/NV	72,787	3,341,037
D'ieteren Group	3,924	846,495
KBC Group NV	13,454	999,419
Syensqo SA(a)	27,587	2,557,084
		7,744,035
Canada — 6.2%
Bank of Montreal	47,831	4,272,530
BCE Inc.	17,484	574,439
Brookfield Asset Management Ltd.	14,688	561,103
Canadian National Railway Co.	3,180	385,970
Canadian Natural Resources Ltd.	49,020	3,714,645
CGI Inc.(a)	65,176	6,604,003
Constellation Software Inc./Canada	1,851	4,765,527
Dollarama Inc.	31,022	2,587,852
Fairfax Financial Holdings Ltd.	837	909,996
Loblaw Companies Ltd.	67,741	7,428,309
Magna International Inc.	14,257	681,445
Manulife Financial Corp.	117,850	2,748,820
National Bank of Canada	1,744	140,037
Nutrien Ltd.	56,875	2,998,988
Security	Shares	Value

Canada (continued)
Royal Bank of Canada	103,078	$9,972,730
Sun Life Financial Inc.	4,740	242,018
Suncor Energy Inc.	65,937	2,516,014
Teck Resources Ltd., Class B	16,926	832,253
Thomson Reuters Corp.	53,845	8,132,779
Toronto-Dominion Bank (The)	84,971	5,040,919
		65,110,377
Denmark — 4.0%
AP Moller - Maersk A/S, Class B, NVS	355	514,419
Carlsberg A/S, Class B	12,794	1,720,957
Coloplast A/S, Class B	7,191	866,984
ISS A/S(c)	147,514	2,761,964
Jyske Bank A/S, Registered	4,350	351,958
Novo Nordisk A/S	218,303	27,995,656
PandoraA/S	31,041	4,724,436
Svitzer A/S, NVS	710	23,858
Sydbank A/S	55,956	2,845,333
		41,805,565
Finland — 1.6%
Cargotec OYJ, Class B	38,140	3,008,102
Kesko OYJ, Class B	71,181	1,215,229
Kone OYJ, Class B	15,527	756,894
Konecranes OYJ	52,441	2,756,056
Nokia OYJ	81,958	297,946
Nordea Bank Abp, New	501,579	5,877,632
Orion OYJ, Class B	62,937	2,403,886
		16,315,745
France — 10.1%
Air Liquide SA	7,845	1,534,315
ArcelorMittal SA	35,101	876,923
AXA SA	4,077	140,867
BNP Paribas SA	49,103	3,533,543
Bouygues SA	82,747	3,049,665
Capgemini SE	7,402	1,555,760
Carrefour SA	129,686	2,181,737
Christian Dior SE, NVS	4,670	3,635,792
Cie. de Saint-Gobain SA	51,011	4,034,085
Credit Agricole SA	335,535	5,191,812
Danone SA	1,858	116,287
Dassault Systemes SE	44,631	1,751,853
Edenred SE	4,883	231,707
Eiffage SA	24,439	2,607,603
Engie SA	140,624	2,441,318
EssilorLuxottica SA	3,204	683,194
Hermes International SCA	1,322	3,164,855
Kering SA	4,899	1,716,948
Klepierre SA	11,668	313,314
La Francaise des Jeux SAEM(b)	95,337	3,592,751
Legrand SA	9,964	1,023,966
L'Oreal SA	17,351	8,135,071
LVMH Moet Hennessy Louis Vuitton SE	14,116	11,595,391
Pernod Ricard SA	5,452	824,572
Publicis Groupe SA	50,720	5,596,789
Renault SA	11,367	563,045
Rexel SA	66,491	1,723,436
Sanofi SA	48,687	4,809,937
Schneider Electric SE	22,185	5,058,477
SES SA, Class A	33,178	160,962
Societe Generale SA	97,168	2,618,197
Sodexo SA	1,597	139,056
TotalEnergies SE	139,443	10,123,389

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield, New(a)	102,378	$8,531,461
Vinci SA	16,386	1,920,048
Vivendi SE	37,089	377,332
		105,555,458
Germany — 5.1%
AIXTRON SE	6,133	142,506
Allianz SE, Registered	14,490	4,112,045
BASF SE	19,546	1,024,143
Bayerische Motoren Werke AG	30,234	3,293,973
Commerzbank AG	202,164	3,004,590
DeutscheBankAG,Registered	28,637	457,405
Deutsche Boerse AG	15,102	2,911,544
Deutsche Post AG, Registered	53,638	2,245,819
Deutsche Telekom AG, Registered	151,802	3,477,110
E.ON SE	100,512	1,330,977
GEA Group AG	45,529	1,837,549
Hannover Rueck SE	662	164,205
Heidelberg Materials AG	8,700	875,530
HOCHTIEF AG	11,286	1,188,408
Hugo Boss AG	34,540	1,861,179
Mercedes-Benz Group AG	80,984	6,125,702
Merck KGaA	2,209	351,014
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,365	3,239,190
QIAGEN NV, NVS	23,257	971,018
RWE AG	3,901	135,893
SAP SE	44,722	8,075,324
Siemens AG, Registered	27,460	5,144,178
TeamViewer SE(a)(b)	20,950	276,388
Wacker Chemie AG	7,838	839,043
		53,084,733
Hong Kong — 1.4%
AIA Group Ltd.	510,200	3,736,885
CK Asset Holdings Ltd.	313,500	1,337,258
CK Hutchison Holdings Ltd.	186,500	905,788
HKT Trust & HKT Ltd., Class SS	107,000	118,125
Hong Kong Exchanges & Clearing Ltd.	22,100	702,214
Jardine Matheson Holdings Ltd.	76,400	2,931,468
PCCW Ltd.	731,000	365,496
Swire Properties Ltd.	775,800	1,604,484
WH Group Ltd.(b)	2,901,500	2,108,926
Wharf Real Estate Investment Co. Ltd.	197,000	611,195
		14,421,839
Ireland — 0.7%
AIB Group PLC	1,134,848	5,874,169
Bank of Ireland Group PLC	174,157	1,858,156
		7,732,325
Italy — 3.6%
A2A SpA	1,583,912	3,123,716
Assicurazioni Generali SpA	14,847	362,006
Banca Monte dei Paschi di Siena SpA(a)	755,473	3,643,856
Banco BPM SpA	70,052	459,936
BPER Banca SpA	804,901	4,180,010
Brunello Cucinelli SpA	11,588	1,182,699
Enel SpA	331,137	2,176,378
EniSpA	247,316	3,972,312
Hera SpA	79,826	288,210
Intesa Sanpaolo SpA	461,918	1,728,962
Italgas SpA	268,610	1,488,945
Mediobanca Banca di Credito Finanziario SpA	52,117	740,484
Poste Italiane SpA(b)	84,191	1,069,488
Security	Shares	Value

Italy (continued)
Prysmian SpA	44,266	$2,401,800
Snam SpA	394,415	1,804,556
Stellantis NV	128,512	2,843,520
Terna - Rete Elettrica Nazionale	141,341	1,132,412
UniCredit SpA	128,577	4,719,337
		37,318,627
Japan — 23.7%
Advance Residence Investment Corp.	229	495,101
Ajinomoto Co. Inc.	32,300	1,200,961
Amada Co. Ltd.	70,100	765,637
Asics Corp.	64,800	2,777,480
Astellas Pharma Inc.	178,200	1,710,345
Bandai Namco Holdings Inc.	24,100	450,313
BayCurrent Consulting Inc.	16,900	359,753
BIPROGY Inc.	61,400	1,786,212
Canon Inc.	27,700	749,709
Capcom Co. Ltd.	128,400	2,113,777
Chubu Electric Power Co. Inc.	102,000	1,309,268
Chugai Pharmaceutical Co. Ltd.	52,900	1,682,423
Dai Nippon Printing Co. Ltd.	41,800	1,217,471
Daicel Corp.	74,700	693,821
Dai-ichi Life Holdings Inc.	91,700	2,123,867
Daiichi Sankyo Co. Ltd.	131,600	4,429,351
Daiwa Securities Group Inc.	135,900	998,737
Dentsu Group Inc.	23,500	635,749
Dexerials Corp.	34,000	1,273,526
Disco Corp.	9,300	2,649,065
Ebara Corp.	26,300	2,168,015
Fast Retailing Co. Ltd.	11,000	2,876,159
Fuji Electric Co. Ltd.	11,800	734,006
FUJIFILM Holdings Corp.	72,500	1,542,255
Fujikura Ltd.	286,000	4,914,714
Fujitsu Ltd.	108,900	1,682,303
GMO Payment Gateway Inc.	6,900	315,614
Goldwin Inc.	8,200	497,383
Hachijuni Bank Ltd. (The)	360,100	2,402,202
Hirose Electric Co. Ltd.	5,700	605,031
Hitachi Ltd.	51,200	4,723,746
Honda Motor Co. Ltd.	296,900	3,378,003
Hoya Corp.	26,600	3,083,999
Internet Initiative Japan Inc.	144,800	2,449,867
Isetan Mitsukoshi Holdings Ltd.	103,800	1,457,888
ITOCHU Corp.	110,900	5,003,224
Japan Post Bank Co. Ltd.	217,000	2,202,617
Japan Post Holdings Co. Ltd.	259,800	2,494,937
Japan Post Insurance Co. Ltd.	196,900	3,696,616
Japan Real Estate Investment Corp.	1,081	3,665,822
Japan Tobacco Inc.	5,700	153,339
Kamigumi Co. Ltd.	105,800	2,284,813
KDDI Corp.	58,800	1,631,628
Keyence Corp.	6,900	3,034,410
Kikkoman Corp.	29,300	349,121
Kirin Holdings Co. Ltd.	12,700	185,389
Konami Group Corp.	8,300	500,800
Kyudenko Corp.	56,700	2,353,269
LaSalle Logiport REIT	1,363	1,367,062
Lawson Inc.	37,900	2,481,169
Macnica Holdings Inc.	32,200	1,419,796
Marubeni Corp.	67,300	1,199,040
Maruichi Steel Tube Ltd.	77,600	1,998,081
Mazda Motor Corp.	104,800	1,186,281
Mitsubishi Corp.	93,300	2,133,731

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Co. Ltd.	81,600	$1,495,296
Mitsubishi Gas Chemical Co. Inc.	16,900	299,032
Mitsubishi Heavy Industries Ltd.	375,000	3,352,917
Mitsubishi Logistics Corp.	22,300	739,829
Mitsubishi UFJ Financial Group Inc.	573,300	5,710,842
Mitsui & Co. Ltd.	61,800	2,983,437
Mizuho Financial Group Inc.	253,200	4,894,130
MS&AD Insurance Group Holdings Inc.	284,800	5,120,430
Nihon Kohden Corp.	10,000	271,884
Nintendo Co. Ltd.	107,900	5,262,172
Nippon Express Holdings Inc.	73,300	3,749,902
Nippon Gas Co. Ltd.	120,700	1,968,521
Nippon Telegraph & Telephone Corp.	6,282,200	6,782,652
Nissan Chemical Corp.	42,300	1,441,930
Nissan Motor Co. Ltd.	618,000	2,261,697
Nissin Foods Holdings Co. Ltd.	33,400	891,297
Nitto Denko Corp.	19,200	1,587,564
NOF Corp.	29,200	391,745
Nomura Holdings Inc.	348,900	1,985,234
Nomura Real Estate Holdings Inc.	122,500	3,429,647
Nomura Research Institute Ltd.	109,100	2,639,989
Olympus Corp.	33,400	465,252
ORIX Corp.	93,800	1,919,655
Osaka Gas Co. Ltd.	45,400	1,009,508
Otsuka Corp.	12,200	242,635
Panasonic Holdings Corp.	65,400	570,841
Persol Holdings Co. Ltd.	655,300	906,483
Recruit Holdings Co. Ltd.	78,400	3,376,481
Sankyo Co. Ltd.	78,900	857,013
Sanrio Co. Ltd.	95,100	1,603,428
Sanwa Holdings Corp.	127,600	2,083,821
SBI Holdings Inc.	114,300	2,782,992
SCREEN Holdings Co. Ltd.	25,000	2,579,429
SCSK Corp.	73,600	1,337,989
Sega Sammy Holdings Inc.	61,400	803,662
Seiko Epson Corp.	26,500	435,925
Sekisui House Ltd.	80,600	1,852,217
Sekisui House REIT Inc.	886	453,986
Seven & i Holdings Co. Ltd.	14,100	182,189
Shimadzu Corp.	19,900	540,644
Shimamura Co. Ltd.	22,800	1,123,968
Shin-Etsu Chemical Co. Ltd.	32,500	1,258,041
Shionogi & Co. Ltd.	7,900	368,936
SHO-BOND Holdings Co. Ltd.	48,600	1,876,780
SMC Corp.	200	105,073
Socionext Inc.	45,800	1,338,992
SoftBank Corp.	113,400	1,367,795
Sohgo Security Services Co. Ltd.	413,900	2,302,002
Sompo Holdings Inc.	104,100	2,060,151
Sony Group Corp.	55,000	4,545,823
Sumitomo Heavy Industries Ltd.	8,500	236,867
Sumitomo Mitsui Financial Group Inc.	68,100	3,868,337
Sumitomo Mitsui Trust Holdings Inc.	12,200	256,503
Sumitomo Realty & Development Co. Ltd.	10,700	370,262
Takashimaya Co. Ltd.	39,100	554,254
Takeda Pharmaceutical Co. Ltd.	66,500	1,747,757
TIS Inc.	85,900	1,834,530
Toho Gas Co. Ltd.	49,200	1,263,480
Tokio Marine Holdings Inc.	134,300	4,244,738
Tokyo Electron Ltd.	19,600	4,299,176
Tokyo Gas Co. Ltd.	72,600	1,628,218
Tokyo Ohka Kogyo Co. Ltd.	35,900	952,006
Security	Shares	Value

Japan (continued)
Tokyo Tatemono Co. Ltd.	175,300	$2,916,986
TOPPAN Holdings Inc.	114,500	2,716,391
Toyota Motor Corp.	552,600	12,604,018
Trend Micro Inc./Japan	19,000	936,286
USS Co. Ltd.	243,500	1,860,168
Yakult Honsha Co. Ltd.	44,900	878,232
Yamato Kogyo Co. Ltd.	49,300	2,648,849
Zensho Holdings Co. Ltd.	51,200	1,984,471
		247,008,283
Netherlands — 4.7%
ABN AMRO Bank NV, CVA(b)	135,413	2,169,121
Adyen NV(a)(b)	1,970	2,360,060
Akzo Nobel NV	23,454	1,547,540
ASM International NV	3,869	2,433,752
ASML Holding NV	22,741	19,807,700
BE Semiconductor Industries NV	12,848	1,704,596
ING Groep NV	183,693	2,904,235
Koninklijke Ahold Delhaize NV	204,550	6,208,949
Koninklijke KPN NV	244,715	889,327
NN Group NV	39,614	1,827,429
OCI NV	133,276	3,584,668
RandstadNV	33,022	1,656,084
Signify NV(b)	52,749	1,438,542
		48,532,003
New Zealand — 0.5%
Contact Energy Ltd.	74,951	382,910
Fisher & Paykel Healthcare Corp. Ltd.	15,414	258,150
Fletcher Building Ltd.	812,643	1,818,869
Meridian Energy Ltd.	750,472	2,653,293
Spark New Zealand Ltd.	194,553	546,834
		5,660,056
Norway — 0.9%
DNB Bank ASA	98,559	1,717,799
Equinor ASA	32,222	857,375
Kongsberg Gruppen ASA	23,413	1,652,796
Norsk Hydro ASA	319,728	1,964,851
Orkla ASA	270,802	1,842,106
Yara International ASA	35,674	1,016,893
		9,051,820
Poland — 0.2%
LPP SA	405	1,560,542

Portugal — 0.1%
Galp Energia SGPS SA	6,784	145,728
Jeronimo Martins SGPS SA	48,758	1,003,037
		1,148,765
Singapore — 2.0%
ComfortDelGro Corp. Ltd.	2,049,400	2,229,169
DBS Group Holdings Ltd.	42,460	1,080,921
Jardine Cycle & Carriage Ltd.(c)	47,800	922,456
NetLink NBN Trust	2,994,500	1,875,607
Oversea-Chinese Banking Corp. Ltd.	184,800	1,918,513
Sembcorp Industries Ltd.	929,000	3,630,599
Singapore Technologies Engineering Ltd.	207,500	609,527
STMicroelectronics NV , New(c)	35,715	1,415,151
United Overseas Bank Ltd.	114,600	2,543,064
Wilmar International Ltd.	1,007,800	2,368,907
Yangzijiang Shipbuilding Holdings Ltd.(c)	1,377,200	1,767,790
		20,361,704
Spain — 2.5%
Acciona SA	20,688	2,391,659

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
ACS Actividades de Construccion y Servicios SA	3,812	$152,672
Banco Bilbao Vizcaya Argentaria SA	402,695	4,354,733
Banco de Sabadell SA	2,176,245	4,157,071
Banco Santander SA	160,646	781,644
Bankinter SA	25,172	198,964
CaixaBank SA	59,811	315,417
Endesa SA	95,687	1,744,914
Iberdrola SA	220,787	2,707,197
Industria de Diseno Textil SA	39,415	1,794,602
Naturgy Energy Group SA	11,270	285,056
Redeia Corp. SA	6,608	110,311
Repsol SA	309,805	4,862,724
Telefonica SA	393,764	1,763,903
		25,620,867
Sweden — 2.3%
Alfa Laval AB	50,199	2,137,210
Assa Abloy AB, Class B	15,285	403,851
Axfood AB	72,794	1,883,141
H & M Hennes & Mauritz AB, Class B	160,317	2,548,206
Hemnet Group AB	61,665	1,602,592
Husqvarna AB, Class B	83,002	673,246
Investor AB, Class B	169,484	4,151,128
Kinnevik AB, Class B(a)	208,673	2,171,871
Sandvik AB	26,316	524,571
Skandinaviska Enskilda Banken AB, Class A	145,391	1,904,102
SSAB AB, Class B	275,549	1,541,850
Svenska Handelsbanken AB, Class A	48,551	416,341
Telefonaktiebolaget LM Ericsson, Class B	340,225	1,726,603
Telia Co. AB	78,474	179,507
Thule Group AB(b)	6,430	181,517
Volvo AB, Class B	91,933	2,339,987
		24,385,723
Switzerland — 7.5%
ABB Ltd., Registered	67,664	3,287,688
Adecco Group AG, Registered	24,755	865,991
Alcon Inc.	32,835	2,517,682
Bucher Industries AG, Registered	6,684	2,568,353
Cie. Financiere Richemont SA, Class A, Registered	37,754	5,218,623
Julius Baer Group Ltd.	17,866	958,660
Kuehne + Nagel International AG, Registered	11,982	3,166,800
Logitech International SA, Registered	5,525	430,161
Nestle SA, Registered	148,744	14,933,921
Novartis AG, Registered	130,247	12,641,445
PSP Swiss Property AG, Registered	15,410	1,905,005
Roche Holding AG, NVS	35,326	8,464,611
Sandoz Group AG(a)	9,148	310,912
SGS SA	52,497	4,622,656
Sonova Holding AG, Registered	1,119	309,328
Straumann Holding AG	10,832	1,439,980
Swiss Life Holding AG, Registered	193	130,228
Swiss Re AG	12,378	1,345,555
Swisscom AG, Registered	246	134,957
Swissquote Group Holding SA, Registered	3,359	908,523
UBS Group AG, Registered	282,109	7,409,104
Zurich Insurance Group AG	8,693	4,207,815
		77,777,998
United Kingdom — 12.6%
3i Group PLC	95,568	3,414,400
abrdn PLC	39,170	71,430
AngloAmericanPLC	94,075	3,074,132
AstraZeneca PLC	70,022	10,590,748
Security	Shares	Value

United Kingdom (continued)
B&M European Value Retail SA	216,692	$1,398,437
BAE Systems PLC	186,117	3,095,538
Balfour Beatty PLC	567,097	2,571,774
Barclays PLC	537,586	1,355,411
Barratt Developments PLC	88,909	502,347
BP PLC	1,037,087	6,684,686
British American Tobacco PLC	40,090	1,176,893
Bunzl PLC	9,797	375,693
Burberry Group PLC	172,280	2,465,092
Centrica PLC	1,927,733	3,077,185
Coca-Cola HBC AG, Class DI	143,736	4,639,614
Compass Group PLC	3,038	84,498
Computacenter PLC	3,628	116,315
Diageo PLC	113,476	3,921,693
Drax Group PLC	71,311	461,573
Glencore PLC	720,349	4,191,394
Grafton Group PLC	147,850	1,739,045
Greggs PLC	61,668	2,086,966
GSK PLC	235,325	4,882,267
Howden Joinery Group PLC	217,407	2,366,414
HSBC Holdings PLC	706,053	6,120,033
IG Group Holdings PLC	32,978	307,726
IMI PLC	94,041	2,048,467
Imperial Brands PLC	22,890	523,040
Inchcape PLC	313,611	3,125,736
Indivior PLC, NVS(a)	27,753	498,204
InterContinental Hotels Group PLC	13,572	1,323,731
Intermediate Capital Group PLC	100,436	2,617,754
International Distributions Services PLC(a)	714,852	2,408,760
Investec PLC	433,703	2,747,198
JD Sports Fashion PLC	672,519	962,828
Kingfisher PLC	654,747	2,016,833
Land Securities Group PLC	46,815	378,361
Legal & General Group PLC	444,138	1,303,767
Lloyds Banking Group PLC	1,115,856	720,154
M&G PLC	148,298	371,268
Man Group PLC/Jersey	1,154,009	3,700,794
Marks & Spencer Group PLC	141,484	450,760
National Grid PLC	19,174	251,508
Next PLC	21,577	2,420,033
Pearson PLC	84,014	1,019,412
Reckitt Benckiser Group PLC	21,087	1,178,911
Rightmove PLC	202,728	1,298,635
Rio Tinto PLC	64,475	4,362,425
RS GROUP PLC	39,491	361,769
Sage Group PLC (The)	170,232	2,468,517
Serco Group PLC	127,345	291,515
Shell PLC	296,991	10,612,616
Softcat PLC	43,272	846,976
Spectris PLC	4,617	190,974
SSP Group PLC	29,028	71,023
Tesco PLC	732,314	2,703,753
Unilever PLC	56,249	2,909,806
Vodafone Group PLC	1,792,830	1,511,896
Wise PLC, Class A(a)	103,429	993,999
WPP PLC	203,316	2,037,869
		131,500,596
Total Common Stocks — 98.3%
(Cost: $924,005,337)		1,023,965,639

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.7%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	69,664	$6,201,937
Volkswagen AG, Preference Shares, NVS	10,736	1,315,215
		7,517,152
Total Preferred Stocks — 0.7%
(Cost: $8,629,980)		7,517,152

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	1,793	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.0%
(Cost: $932,635,317)		1,031,482,791

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	5,135,723	5,137,264
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	460,000	$460,000

Total Short-Term Securities — 0.5%
(Cost: $5,597,478)		5,597,264

Total Investments — 99.5%
(Cost: $938,232,795)		1,037,080,055

Other Assets Less Liabilities — 0.5%		5,324,190

Net Assets — 100.0%		$1,042,404,245

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$847,379	$4,289,369	(a)	$—	$1,119	$(603)	$5,137,264	5,135,723	$27,484	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	340,000	(a)	—	—	—	460,000	460,000	15,583		—
					$1,119	$(603)	$5,597,264		$43,067		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	16	06/13/24	$2,770	$18,910
SPI 200 Index	13	06/20/24	1,597	(37,530)
Euro STOXX 50 Index	72	06/21/24	3,743	(57,849)
FTSE 100 Index	24	06/21/24	2,438	69,241
				$(7,228)

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$79,162,490	$944,803,149	$—	$1,023,965,639
Preferred Stocks	—	7,517,152	—	7,517,152
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	5,597,264	—	—	5,597,264
	$84,759,754	$952,320,301	$—	$1,037,080,055
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$88,151	$—	$88,151
Liabilities
Equity Contracts	—	(95,379)	—	(95,379)
	$—	$(7,228)	$—	(7,228)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust